Equity (Details) - Schedule of warrants activity - shares			6 Months Ended	12 Months Ended
		Jun. 30, 2022	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity (Details) - Schedule of warrants activity [Line Items]
Number of Shares, outstanding beginning balance							9,280,323
Weighted average life, outstanding beginning balance							4 years 11 months 23 days
Expiration dates, outstanding beginning balance							Jul. 06, 2021
Weighted average life, warrants
Number of Shares, outstanding ending balance		623,078	9,903,401	623,078	9,903,401	9,903,401	9,903,401
Weighted average life, outstanding ending balance		7 days	1 year 7 days	6 months 7 days	6 months 29 days	1 year 6 months 29 days	2 years 6 months 29 days
Expiration dates, outstanding ending balance	[1]
Number of shares, Expire of Warrants issued				(9,280,323)
Grants of Series A Warrants [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares, warrants							576,924
Weighted average life, warrants							2 years 11 months 23 days
Expiration dates, warrants							Jul. 09, 2022
Grants of Placement Agent Warrant [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares, warrants							46,154
Weighted average life, warrants							2 years 11 months 23 days
Expiration dates, warrants							Jul. 09, 2022
Grants of Series B Warrants [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares, warrants							390,579
Weighted average life, warrants
Expiration dates, warrants							Aug. 09, 2018
Exercise of Series B Warrants [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares, warrants							(390,579)
Expire of Warrants Issued [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares, Expire of Warrants issued				(9,280,323)

[1]	As of June 30, 2022 and December 31, 2021, the Company’s 623,078 shares of warrants were comprised of 576,924 Series A Warrants and 46,154 Placement Agent Warrants which would expire on July 9, 2022, respectively.